PORTFOLIO OF INVESTMENTS

3RD QUARTER

USAA VALUE FUND

APRIL 30, 2019

48493-0619	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Value Fund

April 30, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.8%)
	COMMON STOCKS (99.8%)
	Basic Materials (5.5%)
	Chemicals (4.7%)
112,769	Air Products & Chemicals, Inc.	$23,207
82,170	Dow, Inc.(a)	4,662
246,510	DowDuPont, Inc.	9,478
113,476	Linde plc	20,455
141,718	PolyOne Corp.	3,917

		61,719

	Iron/Steel (0.4%)
239,387	Allegheny Technologies, Inc.(a)	5,965

	Mining (0.4%)
531,391	Ferroglobe plc	1,143
63,748	Materion Corp.	3,699

		4,842

	Total Basic Materials	72,526

	Communications (3.4%)
	Internet (1.3%)
454,983	eBay, Inc.	17,631

	Media (1.7%)
525,833	Comcast Corp. “A”	22,889

	Telecommunications (0.4%)
129,432	Ciena Corp.(a)	4,965

	Total Communications	45,485

	Consumer, Cyclical (12.6%)
	Auto Parts & Equipment (0.6%)
522,561	American Axle & Manufacturing Holdings, Inc.(a)	7,708

	Food Service (1.2%)
490,020	Aramark	15,230

	Home Builders (1.3%)
325,827	Lennar Corp. “A”	16,953

	Home Furnishings (0.5%)
52,300	Whirlpool Corp.	7,260

	Leisure Time (2.8%)
334,092	Norwegian Cruise Line Holdings Ltd.(a)	18,840
147,150	Royal Caribbean Cruises Ltd.	17,796

		36,636

1 | USAA Value Fund

Number of Shares	Security	Market Value (000)
	Lodging (1.3%)
633,178	MGM Resorts International	$16,861

	Retail (4.5%)
101,397	Advance Auto Parts, Inc.	16,864
183,834	Dollar General Corp.	23,180
175,185	Lowe’s Companies, Inc.	19,820

		59,864

	Storage/Warehousing (0.4%)
150,599	Mobile Mini, Inc.	5,425

	Total Consumer, Cyclical	165,937

	Consumer, Non-cyclical (12.6%)
	Agriculture (1.2%)
309,850	Darling Ingredients, Inc.(a)	6,758
112,190	Philip Morris International, Inc.	9,711

		16,469

	Beverages (1.4%)
341,208	Coca-Cola European Partners plc	18,285

	Commercial Services (1.9%)
38,007	AMERCO	14,183
452,284	Nielsen Holdings plc	11,547

		25,730

	Food (0.2%)
620,540	SunOpta, Inc.(a),(b)	2,203

	Healthcare Products (2.2%)
181,919	Invacare Corp.	1,346
309,268	Medtronic plc	27,466

		28,812

	Healthcare-Services (2.0%)
64,929	Anthem, Inc.	17,078
75,013	Encompass Health Corp.	4,835
21,242	UnitedHealth Group, Inc.	4,951

		26,864

	Pharmaceuticals (3.7%)
169,556	CVS Health Corp.	9,220
142,594	Merck & Co., Inc.	11,224
409,943	Pfizer, Inc.	16,648
267,585	Sanofi ADR	11,701

		48,793

	Total Consumer, Non-cyclical	167,156

	Energy (11.6%)
	Oil & Gas (11.6%)
371,279	BP plc ADR	16,236
637,500	Callon Petroleum Co.(a)	4,788
131,361	Chevron Corp.	15,771
242,633	ConocoPhillips	15,315
141,519	EOG Resources, Inc.	13,593
322,009	Hess Corp.	20,647

Portfolio of Investments | 2

Number of Shares	Security	Market Value (000)
1,792,200	Kosmos Energy Ltd.	$11,990
623,067	Parsley Energy, Inc. “A”(a)	12,436
213,376	Phillips 66	20,115
126,998	Valero Energy Corp.	11,514
436,460	Vermilion Energy, Inc.	11,156

	Total Energy	153,561

	Financial (22.1%)
	Banks (8.9%)
368,252	Bank of New York Mellon Corp.	18,287
214,645	J.P. Morgan Chase & Co.	24,910
81,962	Prosperity Bancshares, Inc.	6,036
224,125	State Street Corp.	15,164
113,102	Texas Capital Bancshares, Inc.(a)	7,321
315,071	U.S. Bancorp.	16,800
77,427	UMB Financial Corp.	5,409
492,632	Wells Fargo & Co.	23,848

		117,775

	Diversified Financial Services (5.0%)
194,603	American Express Co.	22,813
213,571	E*TRADE Financial Corp.	10,819
618,624	Jefferies Financial Group, Inc.	12,725
490,862	Navient Corp.	6,632
124,992	PRA Group, Inc.(a)	3,515
966,443	SLM Corp.	9,819

		66,323

	Insurance (4.6%)
265,374	American International Group, Inc.	12,624
80,764	Chubb Ltd.	11,727
176,000	Fidelity National Financial, Inc.	7,031
524,480	MGIC Investment Corp.(a)	7,678
117,885	Willis Towers Watson plc	21,731

		60,791

	REITS (2.6%)
336,754	Liberty Property Trust	16,716
529,189	MGM Growth Properties, LLC “A”	17,072

		33,788

	Savings & Loans (1.0%)
1,096,877	New York Community Bancorp, Inc.	12,757

	Total Financial	291,434

	Industrial (16.8%)
	Aerospace/Defense (3.0%)
65,888	Barnes Group, Inc.	3,664
144,531	Spirit AeroSystems Holdings, Inc. “A”	12,560
168,388	United Technologies Corp.	24,014

		40,238

	Building Materials (4.1%)
143,231	Gibraltar Industries, Inc.(a)	5,682
809,211	Johnson Controls International plc	30,345
221,679	Owens Corning	11,366
106,452	Simpson Manufacturing Co., Inc.	6,779

		54,172

	Electrical Components & Equipment (0.4%)
78,413	Encore Wire Corp.	4,649

3 | USAA Value Fund

Number of Shares	Security	Market Value (000)
	Electronics (1.3%)
93,205	FARO Technologies, Inc.(a)	$5,243
174,167	II-VI, Inc.(a)	6,939
76,265	Park Electrochemical Corp.(b)	1,254
216,046	Vishay Intertechnology, Inc.	4,280

		17,716

	Engineering & Construction (1.6%)
217,350	Jacobs Engineering Group, Inc.	16,940
197,157	Primoris Services Corp.	4,322

		21,262

	Hand/Machine Tools (1.9%)
176,852	Colfax Corp.(a)	5,336
137,886	Stanley Black & Decker, Inc.	20,214

		25,550

	Machinery-Construction & Mining (0.5%)
187,043	Terex Corp.	6,234

	Machinery-Diversified (1.0%)
172,096	Wabtec Corp.	12,747

	Miscellaneous Manufacturers (2.5%)
229,835	Actuant Corp. “A”	5,879
272,196	Federal Signal Corp.	7,831
1,891,376	General Electric Co.	19,236

		32,946

	Transportation (0.5%)
258,702	Air Transport Services Group, Inc.(a)	6,087

	Total Industrial	221,601

	Technology (12.1%)
	Computers (0.3%)
77,281	MTS Systems Corp.	4,249

	Semiconductors (8.9%)
68,809	Broadcom, Inc.	21,909
237,846	Brooks Automation, Inc.	8,922
217,593	Cohu, Inc.	3,227
200,565	Diodes, Inc.(a)	7,304
869,022	Marvell Technology Group Ltd.	21,743
123,784	Microchip Technology, Inc.	12,365
337,080	Photronics, Inc.(a)	3,148
229,724	QUALCOMM, Inc.	19,786
164,329	Texas Instruments, Inc.	19,363

		117,767

	Software (2.9%)
167,215	Microsoft Corp.	21,838
296,229	Oracle Corp.	16,391

		38,229

	Total Technology	160,245

	Utilities (3.1%)
	Electric (3.1%)
254,983	Dominion Energy, Inc.	19,856

Portfolio of Investments | 4

Number of Shares	Security	Market Value (000)
413,096	Exelon Corp.	$21,047

	Total Utilities	40,903

	Total Common Stocks (cost: $1,027,507)	1,318,848

	RIGHTS (0.0%)
	Basic Materials (0.0%)
	Mining (0.0%)
545,600	Ferroglobe Representation & Warranty Insurance Trust (a),(c),(d),(e) (cost: $0)	—

	Total Equity Securities (cost: $1,027,507)	1,318,848

	MONEY MARKET INSTRUMENTS (0.5%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)
6,223,180	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(f) (cost: $6,223)	6,223

	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
400,954	HSBC U.S. Government Money Market Fund Class I, 2.39%(f)	401
119,241	Invesco Government & Agency Portfolio Institutional Class, 2.34%(f)	119

	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned (cost: $520)	520

	Total Investments (cost: $1,034,250)	$1,325,591

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$1,318,848	$—	$—	$1,318,848
Rights	—	—	—	—
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	6,223	—	—	6,223
Short-Term Investments Purchased with Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	520	—	—	520

Total	$1,325,591	$—	$—	$1,325,591

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

5 | USAA Value Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Value Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund’s NAV is calculated will not need to be reflected in the value of the Funds’ foreign securities. However, the USAA Asset Management Company (the Manager) and the Funds’ subadviser(s) will monitor for events that would materially affect the value of the Fund’s foreign securities. The Funds’ subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds’ foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds’ foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair

Notes to Portfolio of Investments | 6

valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7 | USAA Value Fund

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,321,863,000 at April 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.0% of net assets at April 30, 2019.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)	Non-income-producing security.

(b)	The security, or a portion thereof, was out on loan as of April 30, 2019.

(c)	Security was fair valued at April 30, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust’s Board of Trustees.

(d)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees.

(e)	Security was classified as Level 3.

(f)	Rate represents the money market fund annualized seven-day yield at April 30, 2019.

Notes to Portfolio of Investments | 8